Common Stock and Earnings (Loss) Per Share - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended
	Oct. 31, 2012	Nov. 30, 2011	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 01, 2011	Jul. 31, 2011	Nov. 30, 2012	Nov. 03, 2012
Common Stock And Eps [Line Items]
Shares issued as part of a secondary offering	6,900,000
Net proceeds from shares issued after deducting underwriting discounts and commissions and offering expenses	$ 276,100						$ 0	$ 276,013	$ 0
Special dividend paid		6,200
Dividend paid in cash		600							620
Stock dividend paid in shares		5,600							5,580
Securities excluded from calculation of basic and diluted earnings (loss) per share			8,000,000	5,900,000	6,300,000	5,400,000	5,900,000	6,900,000	700,000
Average stock price					$ 58.80
Maximum [Member]
Common Stock And Eps [Line Items]
Average stock price							$ 58.80
Participating Securities [Member]
Common Stock And Eps [Line Items]
Securities excluded from calculation of basic and diluted earnings (loss) per share								700,000	300,000
Green Tree Acquisition [Member]
Common Stock And Eps [Line Items]
Shares issued to acquire entity											1,812,532
Proceeds from issuance of stock partially used in payments of acquisition										737,800
Reverse Mortgage Solutions, Inc. [Member]
Common Stock And Eps [Line Items]
Shares issued to acquire entity												891,265
Proceeds from issuance of stock partially used in payments of acquisition												$ 95,000	$ 95,000